ABERDEEN FUNDS

Aberdeen Intermediate Municipal Income Fund

Aberdeen International Small Cap Fund

Aberdeen Short Duration High Yield Municipal Fund

Aberdeen Ultra Short Municipal Income Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 15, 2021 to each Fund’s Summary Prospectus,

Statutory Prospectus (“Prospectus”) and Statement of Additional Information (“SAI”),

each dated February 28, 2021, as supplemented to date

Effective immediately, all references to Lesya Paisley and Victoria MacLean in the Prospectus and SAI are deleted.

Please retain this supplement for future reference.